INITIAL PUBLIC OFFERING (Details) - $ / shares		3 Months Ended	12 Months Ended
	May 13, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Exercise price of warrants		1.00	1.00
Class A common stock
INITIAL PUBLIC OFFERING
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Public Warrants
INITIAL PUBLIC OFFERING
Public warrants exercisable term after the completion of a business combination		30 days	30 days
Public warrants expiration term		5 years	5 years
Warrants
INITIAL PUBLIC OFFERING
Public warrants exercisable term after the completion of a business combination	30 days
Public warrants expiration term	5 years
Warrants | Class A common stock
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant		1	1
Exercise price of warrants		$ 11.50	$ 11.50
Initial public offering
INITIAL PUBLIC OFFERING
Number of units sold	9,200,000
Purchase price, per unit	$ 10.00
Number of rights in a unit	one
Number of common shares unit	0.10
Initial public offering | Class A common stock
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Common stock, par value (in dollars per share)	$ 0.0001
Initial public offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants in a unit	1
Initial public offering | Public Warrants | Class A common stock
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Initial public offering | Warrants
INITIAL PUBLIC OFFERING
Exercise price of warrants	$ 11.50
Initial public offering | Warrants | Class A common stock
INITIAL PUBLIC OFFERING
Number of warrants in a unit	1
Number of shares issuable per warrant	1